Value Line Select Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS 97.0%
CONSUMER DISCRETIONARY 1.7%
	RETAIL 1.7%
123,200	TJX Cos., Inc.	$7,463,456
	CONSUMER STAPLES 4.9%
	RETAIL 4.9%
37,400	Costco Wholesale Corp.	21,536,790
	FINANCIALS 7.3%
	COMMERCIAL SERVICES 5.9%
62,773	S&P Global, Inc.	25,748,229
	DIVERSIFIED FINANCIAL SERVICES 0.6%
22,000	Intercontinental Exchange, Inc.	2,906,640
	INSURANCE 0.8%
11,200	Aon PLC Class A	3,647,056
		32,301,925
HEALTHCARE 18.6%
	ELECTRONICS 0.5%
1,700	Mettler-Toledo International, Inc. (1)	2,334,423
	HEALTHCARE PRODUCTS 18.1%
107,900	Danaher Corp.	31,650,307
24,400	IDEXX Laboratories, Inc. (1)	13,348,264
13,000	Stryker Corp.	3,475,550
52,000	Thermo Fisher Scientific, Inc.	30,713,800
		79,187,921
		81,522,344
INDUSTRIALS 22.8%
	AEROSPACE & DEFENSE 3.3%
22,400	TransDigm Group, Inc. (1)	14,594,496
	COMMERCIAL SERVICES 5.6%
57,177	Cintas Corp.	24,322,524
	ENVIRONMENTAL CONTROL 4.1%
81,800	Republic Services, Inc.	10,838,500
51,700	Waste Connections, Inc.	7,222,490
		18,060,990
	SOFTWARE 5.3%
49,000	Roper Technologies, Inc.	23,139,270
	TRANSPORTATION 4.5%
72,800	Union Pacific Corp.	19,889,688
		100,006,968
INFORMATION TECHNOLOGY 40.1%
	AEROSPACE & DEFENSE 4.1%
37,800	Teledyne Technologies, Inc. (1)	17,865,414
	COMPUTERS 6.9%
89,900	Accenture PLC Class A	30,316,977
	DIVERSIFIED FINANCIAL SERVICES 5.8%
70,900	MasterCard, Inc. Class A	25,338,242
	SOFTWARE 23.3%
18,000	Adobe, Inc. (1)	8,201,160
12,400	ANSYS, Inc. (1)	3,938,860
72,000	Cadence Design Systems, Inc. (1)	11,841,120
54,600	Fidelity National Information Services, Inc.	5,482,932
140,800	Fiserv, Inc. (1)	14,277,120
34,400	Intuit, Inc.	16,540,896
90,400	Salesforce.com, Inc. (1)	19,193,728
28,639	ServiceNow, Inc. (1)	15,948,772
20,800	Synopsys, Inc. (1)	6,932,016
		102,356,604
		175,877,237
MATERIALS 1.6%
	CHEMICALS 1.6%
38,800	Ecolab, Inc.	6,850,528
TOTAL COMMON STOCKS (Cost $189,040,104)		425,559,248
SHORT-TERM INVESTMENT 2.8%
	MONEY MARKET FUND 2.8%
12,357,834	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.25% (2)	12,357,834
TOTAL SHORT-TERM INVESTMENTS (Cost $12,357,834)		12,357,834
TOTAL INVESTMENTS IN SECURITIES 99.8% (Cost $201,397,938)		$437,917,082
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		1,029,618
NET ASSETS (3) 100%		$438,946,700

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2022.
(3)	For federal income tax purposes, the aggregate cost was $201,397,938, aggregate gross unrealized appreciation was $238,306,789, aggregate gross unrealized depreciation was $1,787,645 and the net unrealized appreciation was $236,519,144.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$425,559,248	$—	$—	$425,559,248
Short-Term Investment	12,357,834	—	—	12,357,834
Total Investments in Securities	$437,917,082	$—	$—	$437,917,082

* See Schedule of Investments for further breakdown by category.

An investments asset or liability level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2022, there were no Level 3 investments.